CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
CURRENT ASSETS:
Cash and cash equivalents	$ 161,261	$ 172,957
Short-term bank deposits	107,647	86,829
Marketable securities	34,025	15,246
Trade receivables (net of allowance for doubtful debt accounts of $23 and $113 at December 31, 2016 and 2017, respectively)	45,315	33,330
Prepaid expenses and other current assets	7,407	4,804
Total current assets	355,655	313,166
LONG-TERM ASSETS:
Property and equipment, net	9,230	4,760
Intangible assets, net	15,664	14,035
Goodwill	69,217	35,145
Marketable securities	27,407	20,443
Severance pay fund	3,692	3,332
Prepaid expenses and other long-term assets	2,368	1,761
Deferred tax assets	19,343	10,389
Total long-term assets	146,921	89,865
TOTAL ASSETS	502,576	403,031
CURRENT LIABILITIES:
Trade payables	1,960	2,699
Employees and payroll accruals	25,253	18,470
Accrued expenses and other current liabilities	10,209	6,876
Deferred revenues	66,986	50,111
Total current liabilities	104,408	78,156
LONG-TERM LIABILITIES:
Deferred revenues	38,249	23,395
Accrued severance pay	5,712	5,035
Other long-term liabilities	242	229
Total long-term liabilities	44,203	28,659
TOTAL LIABILITIES	148,611	106,815
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' EQUITY:
Ordinary shares of NIS 0.01 par value - Authorized: 250,000,000 shares at December 31, 2016 and 2017; Issued and outstanding: 34,250,590 shares and 35,274,888 shares at December 31, 2016 and 2017, respectively	91	88
Additional paid-in capital	249,874	221,609
Accumulated other comprehensive income (loss)	107	(175)
Retained earnings	103,893	74,694
Total shareholders' equity	353,965	296,216
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 502,576	$ 403,031